Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Schedule of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment	Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years
Right-of-use assets (see ‘Leases – The Santander UK group as lessee’ below)	Shorter of the lease term or the useful life of the underlying asset